Trade and Other Payables (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016
Notes payable	$ 0	$ 30,135
Trade payables	31,747,906	17,869,460
Accruals	290,712	432,030
Other taxes payable	1,129,747	1,367,037
Other payables	647,301	1,495,737
Accounts Payable and Accrued Liabilities, Current, Total	$ 33,815,666	$ 21,194,399